One Commerce Square
                                        Philadelphia, PA 19103

Delaware Investments
                                                  DELAWARE
                                                  INVESTMENTS
                                                  ____________

1933 Act Rule 497(j)
                                                     File No. 333-38801
                                                   1940 Act File No. 811-8457

December 2, 1998

Filed via EDGAR (CIK #0001048133)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File Nos. 333-38801 and 811-8457
     Delaware Group Foundation Funds

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 4, the most recent post-effective amendment of Delaware Group Foundation Funds. Post-Effective Amendment No. 4 was transmitted electronically to the Commission on November 30, 1998 on Form N-1A under the Securities Act of 1933.


Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel